Income Tax - Schedule of Net Deferred Tax Assets (Details) (20-F) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 2,314,369	$ 2,499,844	$ 2,659,827
Net deferred tax assets on temporary differences not brought to account	(2,314,369)	(2,499,844)	(2,659,827)
Total net deferred tax assets
Property Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	863	1,381	2,802
Capital Raising Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	232,328	347,370	320,417
Applera Settlement [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,893,220
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	187,958	201,492	333,103
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets
Prepayments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets on temporary differences not brought to account
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		$ 1,949,601	$ 2,003,505